NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations	¥ (137,169)	$ (19,974)	¥ (143,223)	¥ (716,975)
Less: net loss from operations attributable to non-controlling interests shareholders	(12)	(2)		(9)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(755,635)
Net loss from continuing operations attributable to ordinary shareholders	(892,792)	$ (130,001)	(143,223)	(716,966)
Net loss from continuing operations attributable to ordinary shareholders	(892,792)		(143,223)	(716,966)
Add: the change in fair value of warrant liabilities			(2,224,660)
Add: the change in fair value of forward contract assets			(441,088)
Diluted net loss from operations attributable to ordinary shareholders	¥ (892,792)		¥ (2,808,971)	¥ (716,966)
Denominator:
Weighted average number of ordinary shares outstanding - basic | shares	1,344,536,565	1,344,536,565	1,168,419,750	1,100,650,208
Net loss per share from operations attributable to ordinary shareholders, basic | (per share)	¥ (0.66)	$ (0.10)	¥ (0.12)	¥ (0.65)
Weighted average effect of potential dilutive securities outstanding from continuing operations
Warrants | shares			147,895,143
Forward contract | shares			38,191,128
Weighted average number of ordinary shares outstanding -diluted | shares	1,344,536,565	1,344,536,565	1,354,506,021	1,100,650,208
Net loss per share from continuing operations attributable to ordinary shareholders, diluted | (per share)	¥ (0.66)	$ (0.10)	¥ (2.07)	¥ (0.65)